SHARE-BASED COMPENSATION - Kaixin Auto Group 2018 Plan (Details) - shares	Jul. 01, 2018	Mar. 15, 2018	Dec. 31, 2019	May 31, 2018	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for future grant			4,200,000
Kaixin Auto Group 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for future grant				21,868,000	6,248,000
Options granted	5,695,286	5,695,286
Vesting period	4 years	4 years
Kaixin Auto Group 2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of the options	exceed ten years	exceed ten years